     As filed with the Securities and Exchange Commission on July 20, 1998

                                              1933 Act Registration No.  2-91362
                                              1940 Act Registration No. 811-4040

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-lA

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

                    Pre-Effective Amendment No.      [   ]
                    Post-Effective Amendment No. 54  [ X ]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                               Amendment No.  47
                                             ----

                       (Check appropriate box or boxes.)

                     PAINEWEBBER MANAGED INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.
                            BENJAMIN J. HASKIN, Esq.
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                                   2nd Floor
                          Washington, D.C.  20036-1800
                            Telephone: (202)778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


[   ]    Immediately upon filing pursuant to Rule 485(b)
[   ]    On __________ pursuant to Rule 485(b)
[   ]    60 days after filing pursuant to Rule 485(a)(1)
[   ]    On __________ pursuant to Rule 485(a)(1)
[ X ]    75 days after filing pursuant to Rule 485(a)(2)
[   ]    On __________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered:  Shares of Beneficial Interest.

                     PAINEWEBBER MANAGED INVESTMENTS TRUST
                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

PaineWebber Tax-Managed Equity Fund
-----------------------------------

Part A - Prospectus

Part B - Statement of Additional Information

Part C- Other Information

Signature Page

Exhibits

                     PAINEWEBBER MANAGED INVESTMENTS TRUST:
                      PaineWebber Tax-Managed Equity Fund

                        Form N-1A Cross Reference Sheet

                       Part A Item No. and Caption                                  Prospectus Caption
             ------------------------------------------------  -------------------------------------------------------------
  1.         Cover Page                                        Cover Page

  2.         Synopsis                                          The Fund at a Glance; Expense Table

  3.         Condensed Financial                               Financial Highlights; Performance
             Information

  4.         General Description of                            The Fund at a Glance; Investment Objective & Policies;
             Registrant                                        Investment Philosophy & Process; The Fund's Investments;
                                                               General Information

  5.         Management of the Fund                            Management; General Information

  5A.        Management's Discussion of                        Financial Highlights
             Fund Performance

  6.         Capital Stock and other                           Cover Page; Flexible Pricing/SM/; Dividends & Taxes; General
             Securities                                        Information

  7.         Purchase of Securities                            Flexible Pricing; How to Buy Shares; Other Services;
             Being Offered                                     Management; Determining the Shares' Net Asset Value

  8.         Redemption or                                     How to Sell Shares; Other Services
             Repurchase

  9.         Pending Legal Proceedings                         Not Applicable

                       PART B ITEM NO. AND CAPTION                      STATEMENT OF ADDITIONAL INFORMATION CAPTION
             ------------------------------------------------  -------------------------------------------------------------
 10.         Cover Page                                        Cover Page

 11.         Table of Contents                                 Table of Contents

 12.         General Information and                           Other Information
             History

 13.         Investment Objectives and Policies                Investment Policies and Restrictions; Hedging and Other
                                                               Strategies Using Derivative Instruments; Portfolio
                                                               Transactions

 14.         Management of the Fund                            Trustees and Officers; Principal Holders of Securities

 15.         Control Persons and Principal Holders of          Trustees and Officers; Principal Holders of Securities
             Securities

 16.         Investment Advisory and Other Services            Investment Advisory and Distribution Arrangements

 17.         Brokerage Allocation                              Portfolio Transactions

 18.         Capital Stock and Other Securities                Conversion of Class B Shares; Other Information

                       PART B ITEM NO. AND CAPTION                      STATEMENT OF ADDITIONAL INFORMATION CAPTION
             ------------------------------------------------  -------------------------------------------------------------
 19.         Purchase, Redemption and Pricing of Securities    Reduced Sales Charges, Additional Exchange and Redemption
             Being Offered                                     Information and Other Services; Valuation of Shares

 20.         Tax Status                                        Taxes

 21.         Underwriters                                      Investment Advisory and Distribution Arrangements

 22.         Calculation of Performance                        Performance Information
             Data

 23.         Financial Statements                              Financial Statements


Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              ------------------
 ----------------------------------------------------------------------------

                      PaineWebber Tax-Managed Equity Fund
             1285 Avenue of the Americas, New York, New York 10019
                         Prospectus -- October  , 1998
--------------------------------------------------------------------------------

The Fund is designed for long-term investors who seek to maximize after-tax to-tal return, by investing primarily in a diversified portfolio of equity securi-ties believed by Mitchell Hutchins to have the potential for above-average earnings growth with reasonable valuation. The Fund is newly organized and has no operating history.

This Prospectus concisely sets forth information that an investor should know about the Fund before investing. Please read this Prospectus carefully and re-tain a copy for future reference.

A Statement of Additional Information dated October , 1998 has been filed with the Securities and Exchange Commission ("SEC" or "Commission") and is legally part of this Prospectus. The Statement of Additional Information can be ob-tained without charge, and further inquiries can be made, by contacting the Fund, your PaineWebber investment executive, PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568. In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Informa-tion, other material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

--------------------------------------------------------------------------------

THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

The PaineWebber Family of Mutual Funds consists of seven broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. The Fund offered by this Prospectus is in the STOCK FUNDS category.


^ Asset Allocation Funds    ^ Global Funds for long-term growth by investing
  for high total return       mainly in foreign stocks or high current income
  by investing in stocks      by investing mainly in global debt instruments.
  and bonds.

^ Stock Funds for long-
  term growth by
  investing mainly in       ^ Money Market Fund for income and stability by
  stocks.                     investing in high-quality, short-term
                              investments.

^ Bond Funds for income
  by investing mainly in
  bonds.

^ Tax-Free Bond Funds for   ^ Fund of Funds for either long-term growth of
  income exempt from          capital; total return; or income and,
  federal income tax and,     secondarily, growth of capital by investing in
  in some cases, state        other PaineWebber mutual funds.
  and local income taxes,
  by investing in
  municipal bonds.

A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.
--------------------------------------------------------------------------------

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

    THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
      SECURITIES AND  EXCHANGE COMMISSION NOR HAS THE  COMMISSION PASSED
         UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS PROSPECTUS.  ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   ---------

                               Prospectus Page 1

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund


                               Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
The Fund at a Glance.......................................................   3
Expense Table..............................................................   5
Investment Objective & Policies............................................   7
Investment Philosophy & Process............................................   7
Performance................................................................   8
The Fund's Investments.....................................................   8
Flexible PricingSM.........................................................  11
How to Buy Shares..........................................................  15
How to Sell Shares.........................................................  16
Other Services.............................................................  17
Management.................................................................  18
Determining the Shares' Net Asset Value....................................  19
Dividends & Taxes..........................................................  19
General Information........................................................  21

                                  ----------

                               Prospectus Page 2

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

                             The Fund at a Glance
-------------------------------------------------------------------------------

The Fund offered by this Prospectus is not intended to provide a complete investment program, but may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in this Fund are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Fund will achieve its goal.

GOAL: To increase the after-tax value of your investment by investing primarily in equity securities believed to have potential for above-average earnings growth with reasonable valuation.

INVESTMENT OBJECTIVE: Maximize after-tax total return.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which involves more risk than investing in the securities of U.S. companies. The Fund may use derivatives, such as options and futures, which may involve special risks. Seeking to maximize after-tax returns may require trade-offs that reduce pre-tax returns. The Fund may also invest up to 10% of its total assets in high yield, high risk convertible bonds, which are considered predominantly speculative and may involve major risk exposure to adverse conditions. Investors may lose money by investing in the Fund; the investment is not guaranteed. Notwithstanding the Fund's use of tax management strategies, the Fund may have taxable income and may realize taxable capital gains from time to time. Investors may realize capital gains when they sell their shares.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of the Fund.

MINIMUM INVESTMENT

To open an account, investors need $1,000; to add to an account, investors need only $100.

WHO SHOULD INVEST

The Fund is designed for investors seeking to maximize after tax total return by investing primarily in equity securities believed to have potential for above average earnings growth with reasonable valuation. In addition, the Fund can invest in high yield, high risk convertible bonds. These investments offer the potential for greater returns, but also entail a substantial degree of volatility and risk. Accordingly, the Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

The Fund is not designed for tax-exempt institutions, qualified retirement plans or Individual Retirement Accounts ("IRAs") because these investors do not benefit from the Fund's tax management strategies.

HOW TO PURCHASE SHARES OF THE FUND

Shares of the Fund will be offered during an initial subscription period currently scheduled to end on November 24, 1998. The Fund expects to commence investment operations on or about December 1, 1998.

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 4.5% of the public offering price. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This is called a "contingent deferred sales charge" and applies when investors sell their Class B shares within six years after purchase. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 3

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

                             The Fund at a Glance
                                  (Continued)
-------------------------------------------------------------------------------


CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1% is charged on shares sold within one year of purchase. Class C shares never convert to any other class of shares.

CLASS Y SHARES

Class Y shares are offered only to limited groups of investors. The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a contingent deferred sales charge when they sell Class Y shares. Class Y shares have lower ongoing expenses than any other class of shares.

                                  ----------

                               Prospectus Page 4

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

                                 Expense Table
-------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of the Fund. Because the Fund has no operating history, "Other Expenses" have been estimated for the first year of operations.

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge on Purchases of Shares (as
 a % of offering price)........................   4.50%   None    None    None
Sales Charge on Reinvested Dividends (as a % of
 offering price)...............................   None    None    None    None
Maximum Contingent Deferred Sales Charge (as a
 % of offering price or net asset value at the
 time of sale, whichever is less)..............   None       5%      1%   None
Exchange Fee...................................   None    None    None    None
ANNUAL FUND OPERATING EXPENSES (as a % of
 average net assets)
Management Fees................................   1.00%   1.00%   1.00%   1.00%
12b-1 Fees.....................................   0.25    1.00    1.00    None
Other Expenses.................................   0.40    0.40    0.40    0.40
                                                  ----    ----    ----    ----
Total Operating Expenses.......................   1.65    2.40    2.40    1.40
                                                  ====    ====    ====    ====

 CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge; however, if an investor sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.
 CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.
 CLASS C SHARES: If a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.
 CLASS Y SHARES: No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to 12b-1 distribution or service fees. Class Y shares may be purchased by participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber Mutual Funds ("PW Programs"), when Class Y shares are purchased through that PW Program. Participation in a PW Program is subject to an advisory fee at the effective annual rate of no more than 1.5% of assets held through that PW Program. This account charge is not included in the table because investors who are not PW Program participants also are permitted to purchase Class Y shares.

12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
12b-1 service fees..............................  0.25%   0.25%   0.25%   None
12b-1 distribution fees.........................  None    0.75    0.75    None

For more information, see "Management" and "Flexible PricingSM."

                                  ----------

                               Prospectus Page 5

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

                                 Expense Table
                                  (Continued)
-------------------------------------------------------------------------------


EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses incurred as shareholders of the Fund. The assumed 5% annual return shown in the example is required by regulations of the SEC applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF THE FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would, directly or indirectly, pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

EXAMPLES                                                          1 YEAR 3 YEARS
--------                                                          ------ -------
Class A..........................................................  $61     $ 93
Class B (Assuming sale of all shares at end of period)...........  $74     $103
Class B (Assuming no sale of shares).............................  $24     $ 73
Class C (Assuming sale of all shares at end of period)...........  $34     $ 73
Class C (Assuming no sale of shares).............................  $24     $ 73
Class Y..........................................................  $14     $ 43

 ASSUMPTIONS MADE IN THE EXAMPLES

 . ALL CLASSES: Reinvestment of all dividends and other distributions;
   percentage amounts listed under "Annual Fund Operating Expenses" remain the same for years shown.
 . CLASS A SHARES: Deduction of the maximum 4.5% initial sales charge at the time of purchase.
 . CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of redemption, which declines over a period of six years.
 . CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.

                                  ----------

                               Prospectus Page 6

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

                        Investment Objective & Policies
-------------------------------------------------------------------------------

The Fund's investment objective may not be changed without shareholder approval. Its other investment policies, except where noted, are not fundamental and may be changed by the Fund's board.

The Fund's investment objective is to maximize after- tax total return. The Fund seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities believed by Mitchell Hutchins to have the potential for above-average earnings growth with reasonable valuation. The Fund seeks to invest substantially all of its assets in equity securities and, except under unusual market conditions, invests at least 65% of its total assets in these securities. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter ("OTC") market. Up to 10% of the Fund's total assets may be invested in convertible bonds that are rated below investment grade.

-------------------------------------------------------------------------------

                        Investment Philosophy & Process
-------------------------------------------------------------------------------

Mitchell Hutchins manages the Fund to maximize after-tax returns by minimizing the taxes that the Fund's shareholders would incur in connection with the Fund's investment income and realized capital gains. Mitchell Hutchins expects to minimize taxes on realized capital gains in part by maintaining relatively low portfolio turnover and by generally avoiding short-term capital gains. Mitchell Hutchins expects to invest the Fund's assets primarily in equity securities that combine potential for above average earnings growth with reasonable valuation and expects that the Fund will hold the securities for a period of years. If Mitchell Hutchins decides to sell a particular appreciated security, under normal conditions, the share lots selected for sale will be those with holding periods that qualify for long-term capital gains treatment and, among those, the share lots with the highest cost basis. When Mitchell Hutchins believes it prudent to do so, it may sell securities to realize capital losses that then can be used to offset realized capital gains.

In selecting securities for the Fund, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team utilizing a tax-advantaged valuation model. The model will screen a universe of small to large cap companies to identify companies believed to have potential for above average earning growth, while taking into account the valuation of the securities.

Mitchell Hutchins may evaluate a number of factors when considering the reasonableness of the valuation of an individual security relative to the U.S. equity markets or other individual securities. These factors may include the price of the security, expected revenues or earnings, cash flow, book value, projected dividends, company history, industry forecasts and economic forecasts.

                                  ----------

                               Prospectus Page 7

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund


                                  Performance
-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized returns show the change in value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized returns. Standardized returns for Class A shares of the Fund reflect deduction of the Fund's maximum initial sales charge of 4.5% at the time of purchase, and standardized returns for the Class B and Class C shares of the Fund reflect deduction of the applicable contingent deferred sales charge imposed on the sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. If so, returns will be shown for the period since inception. Total return calculations assume reinvestment of dividends and other distributions.

The Fund may use other total return presentations in conjunction with standardized returns. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Fund will fluctuate. The amount investors receive when selling shares may be more or less than what they paid.

-------------------------------------------------------------------------------

                            The Fund's Investments

-------------------------------------------------------------------------------

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock.

CONVERTIBLE SECURITIES may include debentures, notes and preferred equity securities, which are convertible into common stock. Bonds (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

RISKS

Under normal circumstances, the Fund invests primarily in equity securities. Following is a discussion of the risks of an investment in the Fund:

EQUITY SECURITIES. While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the Fund may experience a substantial or complete loss on an individual equity investment.

RISKS OF TAX MANAGEMENT STRATEGIES. Over time, securities with unrealized gains

                                  ----------

                               Prospectus Page 8

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

may comprise a substantial portion of the Fund's assets. While the Fund may use a number of strategies to avoid having to recognize large capital gains or to reduce the Fund's exposure to price declines in these securities without selling them, these strategies may not be successful or may not be fully successful. Seeking to maximize after-tax returns may require trade-offs that reduce pre-tax returns.

Notwithstanding the Fund's use of tax management strategies, the Fund may have taxable income and may realize taxable capital gains from time to time. Investors who purchase Fund shares when the Fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution.

FOREIGN SECURITIES. The Fund may invest a portion of its assets in U.S. dollar-denominated securities of foreign companies that are traded on recognized U.S. exchanges or in the U.S. OTC market. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

CONVERTIBLE SECURITIES. Convertible securities are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's investments in convertible securities. Long-term convertible securities are generally more sensitive to interest rate changes than short-term bonds. Credit risk is the risk that the issuer or a guarantor may be unable or unwilling to pay interest or repay principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

NON-INVESTMENT GRADE (LOWER-RATED) CONVERTIBLE SECURITIES. The Fund may invest up to 10% of its total assets in non-investment grade convertible securities rated as low as B by Standard & Poor's, a division of The McGraw Hill Companies or Moody's Investors Service, Inc. or comparably rated by another ratings agency. Such securities are deemed by the ratings agencies to be predominantly speculative regarding the issuer's ability to pay principal and interest and may involve major risk exposure to adverse economic conditions. They are also known as "junk bonds." Lower-rated securities are frequently unsecured by collateral and will not receive payment until more senior claims are paid in full. The market for lower-rated securities is thinner and less active, which may limit the Fund's ability to sell such securities at a fair value in response to changes in the economy or financial markets.

DERIVATIVES. Some of the instruments in which the Fund may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts and similar instruments. There is only limited consensus as to what constitutes a "derivative" security. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Fund.

COUNTERPARTIES. The Fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the Fund's board monitors and evaluates the creditworthiness of the parties with which the Fund does business.

YEAR 2000 RISK. Like other mutual funds and other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by Mitchell Hutchins, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other

                                  ----------

                               Prospectus Page 9

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

INVESTMENT TECHNIQUES AND STRATEGIES


STRATEGIES USING DERIVATIVES. The Fund may use derivatives, such as options (on securities, futures contracts and stock indices) and futures contracts (on stock indices and interest rates) as tax management strategies to protect against price declines in security holdings that have developed large accumulated capital gains. The Fund may employ tax-advantaged techniques using derivatives including, but not limited to, the purchase of put options on securities held, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, and the sale of stock index futures contracts. Using these techniques rather than selling certain securities may reduce exposure to price declines in certain securities without realizing substantial capital gains under current tax law. The ability to use certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities generally is limited to circumstances in which the hedging transaction is closed out no later than thirty days after the end of the taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

The Fund may also use derivatives to reduce the overall risk of its investments ("hedge") or to enhance return. New financial products and risk management techniques continue to be developed and may be used if consistent with the Fund's investment objective and policies. The Statement of Additional Information for the Fund contains further information on these strategies.

The Fund might not use any of these derivatives, and there can be no assurance that any strategy used will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

 . the fact that the skills needed to use derivatives are different from those needed to select securities for the Fund,

 . the possibility of imperfect correlation, or even no correlation, between price movements of derivatives and price movements of the securities being hedged,

 . possible constraints placed on the Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities, and

 . the possibility that the Fund is unable to close out or liquidate its hedged position.

LENDING PORTFOLIO SECURITIES. The Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets. Lending securities enables the Fund to earn additional income but could result in a loss or delay in recovering these securities.

PORTFOLIO TURNOVER. The Fund will be managed to minimize portfolio turnover. Under normal market conditions, the Fund anticipates that portfolio turnover will not exceed 30% during its first year of operations.

DEFENSIVE POSITIONS. When Mitchell Hutchins believes that unusual market or economic circumstances warrant a defensive posture, the Fund may temporarily commit all or any portion of its assets to cash or investment grade money market instruments, including repurchase agreements. In a typical repurchase agreement, the Fund buys a security and simultaneously agrees to sell it back at an agreed-upon price and time, usually no more than seven days after purchase.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. These include certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Fund does not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins has determined such securities to be liquid, based upon the trading markets for the securities under procedures approved by the Fund's board.

OTHER INFORMATION. The Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. The Fund generally would not pay for such securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. The Fund may invest up to 35% of its total assets in investment grade money market instruments and/or cash for liquidity purposes or pending investment in other securities.

The Fund may borrow money for temporary or emergency purposes but not in excess of 33 1/3% of its total assets, including reverse repurchase agreements up to an aggregate value of 5% of its net assets.

                                  ----------

                              Prospectus Page 10

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund


                              Flexible PricingSM
-------------------------------------------------------------------------------


The Fund offers through this Prospectus four classes of shares that differ in terms of sales charges and expenses. An investor can select from among Classes A, B and C the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment. Certain eligible investors may select Class Y.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Fund's transfer agent ("Transfer Agent") receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than those of Class B and Class C shares. Class A shares sales charges are calculated as follows:

                           SALES CHARGE AS A PERCENTAGE OF:  DISCOUNT TO SELECTED
                          ---------------------------------- DEALERS AS PERCENTAGE
AMOUNT OF INVESTMENT      OFFERING PRICE NET AMOUNT INVESTED   OF OFFERING PRICE
--------------------      -------------- ------------------- ---------------------
Less than $50,000.......       4.50%            4.71%                4.25%
$50,000 to $99,999......       4.00             4.17                 3.75
$100,000 to $249,999....       3.50             3.63                 3.25
$250,000 to $499,999....       2.50             2.56                 2.25
$500,000 to $999,999....       1.75             1.78                 1.50
$1,000,000 and over(1)..       None             None                 1.00(2)

-------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. However, Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase.
(2) Mitchell Hutchins pays 1% to PaineWebber.
SALES CHARGE REDUCTIONS AND WAIVERS

Investors who are purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction, please refer to the chart above.

Investors may also qualify for a reduced sales charge when they combine their purchases with those of:

 . their spouses, parents or children under age 21;

 . their IRAs;

 . certain employee benefit plans, including 401(k) plans;

 . any company controlled by the investor;

 . trusts created by the investor;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

 .accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

 . is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

                                  ----------

                              Prospectus Page 11

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund


 . is the spouse, parent or child of any of the above;

 . buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

 . was the investment executive's client at the competing brokerage firm;

 . within 90 days of buying Class A shares in the Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 . the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

 . is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

 . is an employer establishing an employee benefit plan qualified under section
  401, including a salary reduction plan qualified under section 401(k), or section 403(b) of the Internal Revenue Code ("Code") (each a "qualified plan"). (This waiver is subject to minimum requirements, with respect to the number of employees and investment amount, established by Mitchell Hutchins. Currently, the plan must have 50 or more eligible employees and at least $1 million in plan assets.) For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested;

 . is a participant in the PaineWebber Members Only Program(TM). For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested;

 . is a variable annuity offered only to qualified plans. For investments made pursuant to this waiver. Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed 1% of the amount invested;

 . acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is waived; or

 . acquires Class A shares in connection with a reorganization pursuant to which the Fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund.

For more information on how to get any reduced sales charge, investors should contact a PaineWebber investment executive or a correspondent firm or call 1-800-647-1568. Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these sales charge reductions or waivers.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Fund investment, investors may have to pay a sales charge when they sell their Fund shares. This sales charge is called a "contingent deferred sales charge." The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the offering price (net asset value of the shares at the time of purchase) or the net asset value at the time of sale by the shareholder, whichever is less, by the percentage shown on the following table. Investors who own shares for more

                                  ----------

                              Prospectus Page 12

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

than six years do not have to pay a sales charge when selling those shares.

                                                            PERCENTAGE BY WHICH
  IF THE INVESTOR                                          THE SHARES' NET ASSET
SELLS SHARES WITHIN:                                       VALUE IS MULTIPLIED:
--------------------                                       ---------------------
1st year since purchase...................................            5%
2nd year since purchase...................................            4
3rd year since purchase...................................            3
4th year since purchase...................................            2
5th year since purchase...................................            2
6th year since purchase...................................            1
7th year since purchase...................................         None

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Fund automatically will minimize the sales charge by assuming the investors are selling:

 . First, Class B shares owned through reinvested dividends and capital gain distributions; and

 . Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

 . sales of shares under the Fund's Systematic Withdrawal Plan (investors may withdraw annually no more than 12% of the value of the Fund account under the Plan);

 . a distribution from an IRA, a self-employed individual retirement plan
  ("Keogh Plan") or a custodial account under section 403(b) of the Code (after the investor reaches age 59 1/2);

 . a tax-free return of an excess IRA contribution;

 . a tax-qualified retirement plan distribution following retirement; or

 . Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

Investors must provide satisfactory information to PaineWebber or the Fund to seek any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class C shares, 100% of their purchase is immediately invested. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 1% of the offering price (the net asset value of the shares at the time of purchase) or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gains will not be subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also will not be subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase.

CLASS Y SHARES

HOW PRICE IS CALCULATED: Eligible investors may purchase Class Y shares at the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the


-------------------------------------------------------------------------------
                              Prospectus Page 13

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

-------------------------------------------------------------------------------

                               How to Buy Shares
-------------------------------------------------------------------------------

purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. No contingent deferred sales charge is imposed on Class Y shares, and the ongoing expenses for Class Y shares are lower than for the other classes because Class Y shares are not subject to 12b-1 distribution or service fees.

LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

 . a participant in one of the PW Programs listed below when Class Y shares are purchased through that PW Program;

 . an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing System SM;

 . a qualified plan that has either
 5,000 or more eligible employees or
 $50 million or more in assets;

 . an investment company advised by PaineWebber or an affiliate of PaineWebber.

PACE MULTI-ADVISOR PROGRAM: An investor who participates in the PACE Multi-Advisor Program is eligible to purchase Class Y shares. The PACE Multi-Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi-Advisor Program is subject to payment of an advisory fee at the maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee.

Please contact your PaineWebber investment executive or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi-Advisor Program.

During an initial subscription period scheduled to end on November 24, 1998 ("Offering Period"), Class B, C and Y shares will be offered at a subscription price equal to the Fund's initial net asset value per share of $12.50, and Class A shares will be offered at that price plus any applicable initial sales charge. See "Flexible Pricing--Class A Shares." Payment of the purchase price must be made in the manner specified below. The Fund expects to commence investment operations on or about December 1, 1998. After that date, the net asset value of Fund shares will fluctuate, and the price of Fund shares will be determined in the manner described above.

During the Offering Period, PaineWebber and selected dealers may obtain non-binding indications of interest prior to actually confirming any orders. Subscriptions for shares will be accepted through the last day of the Offering Period. To the extent that payment is made to PaineWebber or selected dealers prior to the Closing Date, such persons may benefit from the temporary use of those payment monies. The Fund reserves the right to withdraw, cancel or modify the offering of shares during the Offering Period without notice and reserves the right to refuse any order in whole or part, if the Fund determines that it is in its best interest.

Prices are calculated for each class of the Fund's shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received by PaineWebber's New York City headquarters or the Transfer Agent.

The Fund and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge. Investors in Class Y shares must provide satisfactory information to PaineWebber or the Fund that they are eligible to purchase Class Y shares.

                                  ----------

                              Prospectus Page 14

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund


PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent (PFPC Inc.) by completing and signing an account application which you may obtain by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

New investors to PaineWebber may complete and sign an account application and mail it along with a check. Investors may also open an account in person.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 . mail an application with a check; or

 . open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

To open an account....................................................... $1,000
To add to an account..................................................... $  100

A Fund may waive or reduce these minimums for:

 . employees of PaineWebber or its affiliates; or

 . participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Class A, B and C shares for shares of the same class of most other PaineWebber mutual funds. Class Y shares are not exchangeable. For classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange.

Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

 . Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

 . Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a "letter of instruction" to the Transfer Agent. The letter of instruction must include:

 . the investor's name and address;

 . the Fund's name;

 . the Fund account number;

 . the dollar amount or number of shares to be sold; and

 . a guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when Class A, B or C shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. The Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those

                                  ----------

                              Prospectus Page 15

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

-------------------------------------------------------------------------------

                              How to Sell Shares
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                Other Services
-------------------------------------------------------------------------------

jurisdictions where the sale of the Fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon a 60-day notice. See the back cover of this Prospectus for a listing of other PaineWebber mutual funds. PaineWebber S&P 500 Index Fund does not currently participate in the Flexible Pricing SystemSM and is not available for exchanges.

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class (less any applicable contingent deferred sales charge) as next calculated after the order is received and accepted. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, then Class B and last, Class Y.

If a shareholder wants to sell shares that were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through the Fund's Transfer Agent (PFPC Inc.) may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase. Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Fund's Class A, Class B and C shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their Fund account. Minimum balances and withdrawals vary according to the class of shares:

                                  ----------

                              Prospectus Page 16

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

-------------------------------------------------------------------------------

                                  Management
-------------------------------------------------------------------------------


 . CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

 . CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly, semi-annual and annual withdrawals of $200, $400, $600 and $800, respectively.

Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. Investors may withdraw annually no more than 12% of the value of the Fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-Directed IRAs are available through PaineWebber in which purchases of PaineWebber funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of the Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

The Fund is governed by its board of trustees, which oversees the Fund's operations. The board has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board). As investment adviser and administrator, Mitchell Hutchins supervises all aspects of the Fund's operations and makes and implements all investment decisions for the Fund.

The board, as part of its overall management responsibility, oversee various organizations responsible for the day-to-day management of the Fund.

In accordance with procedures adopted by the board, brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates and the Fund may pay fees to PaineWebber for its services as lending agent in their portfolio securities lending programs. Personnel of Mitchell Hutchins may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ABOUT THE INVESTMENT ADVISER

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On August 31, 1998, Mitchell Hutchins was adviser or sub-
adviser of    investment companies with    separate portfolios and aggregate
assets of approximately $     billion.

Mark A. Tincher is the portfolio manager of the Fund and has day-to-day responsibility for managing its portfolio. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. Upon his arrival at Mitchell Hutchins, Mr. Tincher formed the Mitchell Hutchins Equity Research Team. Each analyst on the Team focuses on different industries. As a result, the Team provides PaineWebber Stock Funds with more specialized knowledge of the various industries in which the Fund generally invest. The Equity Research Team is also assisted by members of Mitchell Hutchins' fixed income groups, who provide input on market outlook, interest rate forecasts and other considerations pertaining to domestic equity and fixed income investments.

MANAGEMENT FEES & OTHER EXPENSES

The Fund incurs various expenses in its operations, such as the management fee paid to Mitchell Hutchins, 12b-1 service and distribution fees, custody and transfer agency fees, professional fees, expenses of

                                  -----------

                              Prospectus Page 17

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                              -------------------
                      PaineWebber Tax-Managed Equity Fund

board and shareholder meetings, fees and expenses relating to registration of its shares, taxes and governmental fees, fees and expenses of trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials and extraordinary expenses, including costs or losses in any litigation.

The Fund has agreed to pay Mitchell Hutchins a monthly fee for its advisory services at the annual rate (as a percentage of average daily net assets) of 1.00%.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under distribution plans for Class A, Class B and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins:

 . Monthly service fees at the annual rate of up to 0.25% of the average daily net assets of each class of shares.

 . Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Under the Plans, Mitchell Hutchins primarily uses the service fees to pay PaineWebber for shareholder servicing, currently at the annual rate of up to 0.25% of the aggregate investment amounts maintained in the Fund's Class A, Class B and Class C shares by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

 . Offset the commissions it pays to PaineWebber for selling the Fund's Class B and Class C shares, respectively.

 . Offset the Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from the Fund or investors at the time Class B or C shares are bought.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for Class A, Class B and Class C shares ("Distribution Contracts") specify that the Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Fund. Annually, the board reviews each Plan and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

                                  ----------

                              Prospectus Page 18

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                              -------------------
                      PaineWebber Tax-Managed Equity Fund


Determining the Shares' Net Asset Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                               Dividends & Taxes
-------------------------------------------------------------------------------


The net asset value of the Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. The Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

The Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of the board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the Fund's board determines that this does not represent fair value.
DIVIDENDS

The Fund pays an annual dividend, from its net investment income and any net short-term capital gain. The Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gain. If determined by the board to be in the best interests of the shareholders, the Fund may also make additional distributions of net investment income and any net short-term capital gain.

Dividends and other distributions paid on each class of shares of the Fund are calculated at the same time and in the same manner. Dividends on Class A, B and C shares are expected to be lower than those on its Class Y shares because the other shares have higher expenses resulting from their service fees and, in the case of Class B and Class C shares, their distribution fees. Dividends on Class B and Class C shares are expected to be lower than those on Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. Dividends on each class might be affected differently by the allocation of other class-specific expenses. See "General Information."

The Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Code so that it will not have to pay federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Under the Taxpayer Relief Act of 1997, as modified by recent legislation, the maximum tax rate applicable to a non-corporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). The Fund may divide each net

                                  ----------

                              Prospectus Page 19

-------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

-------------------------------------------------------------------------------

                              General Information
-------------------------------------------------------------------------------

capital gain distribution into 28% and 20% rate gain distributions (in accordance with the holding periods for the securities it sold that generated the distributed gain). The Fund's shareholders must then treat these portions accordingly, irrespective of how long a shareholder has held Fund shares.

Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions from the Fund.

YEAR-END TAX REPORTING

Following the end of each calendar year, the Fund notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) by the Fund that year and any portion of those dividends that qualifies for special tax treatment. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to individuals' net capital gain indicated above.

BACKUP WITHHOLDING

The Fund must withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

A shareholder's sale (redemption) of Fund shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than the adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of the Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if the Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells (redeems) or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

No gain or loss will be recognized to a shareholder as a result of conversion of Class B shares into Class A shares.

                                    * * * *

The foregoing only summarizes some of the important considerations affecting the Fund and its shareholders. See the Statement of Additional Information for further discussion. Prospective shareholders are urged to consult their tax advisers.
ORGANIZATION

The Fund is a newly organized diversified series of PaineWebber Managed Investments Trust ("Trust"), an open-end management investment company that was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The board has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

SHARES

The shares of the Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class of shares of the Fund represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class,
                              Pros----------pect us Page 20

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Tax-Managed Equity Fund

voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes.

Each share of the Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the Fund. However, due to the differing expenses of the classes, dividends on the Fund's different classes of shares will differ.

VOTING RIGHTS

Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the trustees of the Trust. The shares of the Fund will be voted together except that only the shareholders of a particular class of the Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of each series of Trust will be voted separately except where an aggregate vote of all series is required by law.

SHAREHOLDER MEETINGS

The Fund does not hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of 10% of the Trust's outstanding shares.

REPORTS TO SHAREHOLDERS

The Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated herein by reference, is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as the Fund's custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                                  ----------

                               Prospectus Page 21

                              ------------------
 ----------------------------------------------------------------------------


                      PaineWebber Tax-Managed Equity Fund
                         Prospectus -- October  , 1998


--------------------------------------------------------------------------------


 ^PAINEWEBBER FUND OF FUNDS   ^PAINEWEBBER BOND FUNDS

  Mitchell Hutchins            High Income Fund
  Aggressive Portfolio         Investment Grade Income Fund
  Mitchell Hutchins            Low Duration U.S. Government  Income Fund
  Moderate Portfolio           Strategic Income Fund
  Mitchell Hutchins            U.S. Government Income Fund
  Conservative  Portfolio

 ^ PAINEWEBBER
   ASSETALLOCATION FUNDS
                              ^ PAINEWEBBER TAX-FREE BOND
  Balanced Fund                 FUNDS
  Tactical Allocation
  Fund                         California Tax-Free Income Fund
                               Municipal High Income Fund
                               National Tax-Free Income Fund
 ^PAINEWEBBER STOCK FUNDS      New York Tax-Free Income Fund

  Financial Services
  Growth Fund
  Growth Fund
  Growth and Income Fund      ^PAINEWEBBER GLOBAL FUNDS
  Mid Cap Fund
  Small Cap Fund               Asia Pacific Growth Fund
  Tax-Managed Equity Fund      Emerging Markets Equity Fund
  S&P 500 Index Fund           Global Equity Fund
  Utility Income Fund          Global Income Fund

                              ^PAINEWEBBER MONEY MARKET
                              FUND

 A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber invest-ment executive or correspondent firm. Please read it carefully before in-vesting. It is important you have all the information you need to make a sound investment decision.


(C) 1998 PaineWebber Incorporated

                                   ---------
--------------------------------------------------------------------------------

                      PAINEWEBBER TAX-MANAGED EQUITY FUND

                          1285 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  PaineWebber Tax-Managed Equity Fund ("Fund") is a diversified series of PaineWebber Managed Investment Trust ("Trust"), a professionally managed, open-end management investment company organized as a Massachusetts business trust. The Fund's investment objective is to seek to maximize after-tax total return by investing primarily in a diversified portfolio of equity securities believed by Mitchell Hutchins to have the potential for above-average earnings growth with reasonable valuation. No assurance can be given that the Fund will be able to achieve its investment objective.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as investment adviser, administrator and distributor for the Fund. As distributor, Mitchell Hutchins has appointed PaineWebber as the exclusive dealer for the sale of Fund shares.

  This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated October , 1998. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated October , 1998.

                     INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations. Except as otherwise indicated in the Prospectus or Statement of Additional Information, there are no policy limitations on the Fund's ability to use the investments or techniques discussed in these documents.

  MONEY MARKET INSTRUMENTS. Money market instruments in which the Fund may invest include U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances); interest-bearing savings deposits in U.S. commercial banks and savings associations; commercial paper and other short-term corporate obligations; and variable and floating-rate securities and repurchase agreements. In addition, the Fund may hold cash and may invest in participation interests in the money market securities mentioned above without limitation.

  YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

  Ratings of debt securities represent the NRSROs' opinions regarding their quality, are not a guarantee of quality, and may be reduced after the Fund has acquired the security. Mitchell Hutchins will consider such an event in determining whether the Fund should continue to hold the security but is not required to dispose of it. In the event that, due to a downgrade of one or more debt securities, an amount in excess of the permitted percentage of the Fund's net assets is held in securities rated below investment grade and comparable unrated securities, the Fund will engage in an orderly disposition of such securities to the extent necessary to ensure that its holdings of such securities does not exceed that percentage.

  Investment grade bonds are those rated within the four highest categories by S&P or Moody's. Moody's fourth highest category (Baa) includes securities that, in its opinion, have speculative features. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated debt instruments. The Fund may also invest in securities that are comparably rated by another NRSRO and in unrated securities if they are deemed to be of comparable quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of a bond's value or its liquidity. There is a risk that bonds will be downgraded by NRSROs. The NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

  Debt securities rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality are below investment grade, are deemed by those agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

  The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur. The market for lower rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

  RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), nor may the issuers thereof be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

  The Fund may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

  Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

  ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the Trust's board of trustees (sometimes referred to as the "board"). The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  Restricted securities are not registered under the Securities Act of 1933 ("1933 Act") and may be sold only in privately negotiated transactions or other exempted transactions or after a 1933 Act registration statement has become effective. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. A large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the board.

  CONVERTIBLE SECURITIES. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities.

  Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value, and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

  Lower rated convertible securities generally offer a higher current yield than that available from higher grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress, which could adversely affect their ability to make payments of principal and interest (or, in the case of convertible preferred stock, dividends) and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

  GOVERNMENT SECURITIES. Government securities in which the Fund may invest include direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities ("Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Among the Government Securities that may be held by the Fund are instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the U.S. Treasury; and instruments that are supported solely by the credit of the agency or instrumentality.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent.

  The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by the board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

  REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 5% of the Fund's net assets. Such agreements involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement. See "Investment Policies and Restrictions--Segregated Accounts."

  Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  LENDING OF PORTFOLIO SECURITIES. The Fund is authorized to lend portfolio securities up to 33 1/3% of its total assets taken to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains with the Fund's custodian bank acceptable collateral, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

  Pursuant to procedures adopted by the board governing the Fund's securities lending program, PaineWebber has been retained to serve as lending agent for the Fund. The board also has authorized the Fund to pay fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent.

  SHORT SALES "AGAINST THE BOX". The Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the Fund, and the Fund is obligated to replace the securities borrowed at a date in the future. When the Fund sells short, it establishes a margin account with the broker effecting the short sale, and deposits collateral with the broker. In addition, the Fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box. The Fund currently does not expect to have obligations under short sales that at any time during the coming year exceed 5% of its net assets.

  The Fund might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for a security owned by the Fund. In such case, any loss in the Fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" basis or may purchase or sell securities for "delayed delivery." In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund generally would not pay for such securities or start earning interest or dividends on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceeds its net assets.

  A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based on changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund agrees to purchase securities on a when-issued basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in capital gain or loss to the Fund.

  SEGREGATED ACCOUNTS. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, such as reverse repurchase agreements or the purchase of securities on a when-issued or delayed delivery basis, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Hedging Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options and futures contracts.

  FUNDAMENTAL INVESTMENT LIMITATIONS. The following fundamental investment limitations cannot be changed for the Fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

  The Fund will not:

  (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

    The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

  (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

  (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

  (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

  (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

  (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

  (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are not fundamental and may be changed by the board without shareholder approval.

  The Fund will not:

  (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

  (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  (4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act (and except that the Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act) and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                HEDGING STRATEGIES USING DERIVATIVE INSTRUMENTS

  HEDGING INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge the Fund's portfolio or to enhance returns. The Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of Derivative Instruments will place at risk a much smaller portion of its assets. In particular, the Fund may use the Derivative Instruments described below:

  OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

  OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

  SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

  INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

  OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended to partially or fully offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  The Fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

  Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins expects to discover additional opportunities in connection with Derivative Instruments and with hedging, income and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and other techniques are developed. Mitchell Hutchins may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF HEDGING STRATEGIES. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

  (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

  (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged.

    The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged. Because the Fund invests primarily in common stocks of issuers meeting the specific criteria described in the Prospectus, there might be a significant lack of correlation between the portfolio and the stock indices underlying any such Derivative Instruments used by the Fund.

  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

  (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

  COVER FOR HEDGING STRATEGIES. The Fund will not use Derivative Instruments for speculative purposes or for purposes of leverage. Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, the committing of a large portion of the Fund's assets to cover positions or to segregate accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Fund may purchase put and call options, and write (sell) covered put or call options, on equity and debt securities and stock indices. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

  The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Fund may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

  Generally, the OTC debt options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

  The Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  The Fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

  LIMITATIONS ON THE USE OF OPTIONS. The Fund's use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

  (1) The Fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.

  (2) The aggregate value of underlying securities on which the Fund writes covered calls will not exceed 50% of its total assets.

  (3) To the extent cash or cash equivalents, including Government Securities, are maintained in a segregated account to collateralize options written on securities or stock indices, the Fund will limit collateralization to 20% of its net assets.

  FUTURES. The Fund may purchase and sell stock index futures contracts and interest rate futures contracts. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash obligations of the U.S. government or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The Fund's use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:

  (1) To the extent the Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

  (2) The aggregate premiums paid on all options (including options on securities and stock or bond indices and options on futures contracts) purchased by the Fund that are held at any one time will not exceed 20% of its net assets.

  (3) The aggregate margin deposits on all futures contracts and options thereon held at any one time by the Fund will not exceed 5% of its total assets.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                              POSITION WITH THE      BUSINESS EXPERIENCE;
    NAME, ADDRESS* AND AGE          TRUST            OTHER DIRECTORSHIPS
 ---------------------------- ----------------- -----------------------------
 Margo N. Alexander**; 51        Trustee and    Mrs. Alexander is president,
                                  President      chief executive officer and
                                                 a director of Mitchell
                                                 Hutchins (since January
                                                 1995) and also an executive
                                                 vice president and a
                                                 director of PaineWebber
                                                 (since March 1984). Mrs.
                                                 Alexander is president and a
                                                 director or trustee of 31
                                                 investment companies for
                                                 which Mitchell Hutchins or
                                                 PaineWebber serves as
                                                 investment adviser.
 Richard Q. Armstrong; 63          Trustee      Mr. Armstrong is chairman and
 78 West Brother Drive                           principal of RQA Enterprises
 Greenwich, CT 06830                             (management consulting firm)
                                                 (since April 1991 and prin-
                                                 cipal occupation since March
                                                 1995). He was chairman of
                                                 the board, chief executive
                                                 officer and co-owner of Adi-
                                                 rondack Beverages (producer
                                                 and distributor of soft
                                                 drinks and sparkling/ still
                                                 waters) (October 1993-March
                                                 1995). Mr. Armstrong was a
                                                 partner of the New England
                                                 Consulting Group (management
                                                 consulting firm) (December
                                                 1992-September 1993). He was
                                                 managing director of LVMH
                                                 U.S. Corporation (U.S. sub-
                                                 sidiary of the French luxury
                                                 goods conglomerate, Louis
                                                 Vuitton Moet Hennessey Cor-
                                                 poration) (1987-1991) and
                                                 chairman of its wine and
                                                 spirits subsidiary,
                                                 Schieffelin & Somerset Com-
                                                 pany (1987-1991). Mr. Arm-
                                                 strong is a director or
                                                 trustee of 30 investment
                                                 companies for which Mitchell
                                                 Hutchins or PaineWebber
                                                 serves as investment advis-
                                                 er.
 E. Garrett Bewkes, Jr.**; 71    Trustee and    Mr. Bewkes is a director of
                               Chairman of the   Paine Webber Group Inc. ("PW
                              Board of Trustees  Group") (holding company of
                                                 PaineWebber and Mitchell
                                                 Hutchins). Prior to December
                                                 1995, he was a consultant to
                                                 PW Group. Prior to 1988, he
                                                 was chairman of the board,
                                                 president and chief execu-
                                                 tive officer of American
                                                 Bakeries Company. Mr. Bewkes
                                                 is also a director of Inter-
                                                 state Bakeries Corporation
                                                 and NaPro BioTherapeutics,
                                                 Inc. Mr. Bewkes is a direc-
                                                 tor or trustee of 31 invest-
                                                 ment companies for which
                                                 Mitchell Hutchins or
                                                 PaineWebber serves as in-
                                                 vestment adviser.

                              POSITION
                              WITH THE          BUSINESS EXPERIENCE;
    NAME, ADDRESS* AND AGE     TRUST             OTHER DIRECTORSHIPS
 ---------------------------- -------- --------------------------------------
 Richard R. Burt; 51          Trustee  Mr. Burt is chairman of IEP Advisors,
 1275 Pennsylvania Ave., N.W.           Inc. (international investments and
 Washington, D.C. 20004                 consulting firm) (since March 1994)
                                        and a partner of McKinsey & Company
                                        (management consulting firm) (since
                                        1991). He is also a director of Ar-
                                        cher-Daniels-Midland Co. (agricul-
                                        tural commodities), Hollinger Inter-
                                        national Co. (publishing), Homestake
                                        Mining Corp., Powerhouse Technologies
                                        Inc. and Wierton Steel Corp. He was
                                        the chief negotiator in the Strategic
                                        Arms Reduction Talks with the former
                                        Soviet Union (1989-1991) and the U.S.
                                        Ambassador to the Federal Republic of
                                        Germany (1985-1989). Mr. Burt is a
                                        director of trustee of 30 investment
                                        companies for which Mitchell Hutchins
                                        or Paine Webber serves as investment
                                        adviser.
 Mary C. Farrell**; 48        Trustee  Ms. Farrell is a managing director,
                                        senior investment strategist, and
                                        member of the Investment Policy Com-
                                        mittee of PaineWebber. Ms. Farrell
                                        joined PaineWebber in 1982. She is a
                                        member of the Financial Women's Asso-
                                        ciation and Women's Economic Round-
                                        table and appears as a regular panel-
                                        ist on Wall $treet Week with Louis
                                        Rukeyser. She also serves on the
                                        Board of Overseers of New York
                                        University's Stern School of Busi-
                                        ness. Ms. Farrell is a director or
                                        trustee of 30 investment companies
                                        for which Mitchell Hutchins or
                                        PaineWebber serves as investment ad-
                                        viser.
 Meyer Feldberg; 56           Trustee  Mr. Feldberg is Dean and Professor of
 Columbia University                    Man- agement of the Graduate School
 101 Uris Hall                          of Busi- ness, Columbia University.
 New York, New York 10027               Prior to 1989, he was president of
                                        the Illinois Institute of Technology.
                                        Dean Feldberg is also a director of
                                        Primedia Inc., Federated Department
                                        Stores Inc., and Revlon, Inc. Dean
                                        Feldberg is a director or trustee of
                                        30 investment companies for which
                                        Mitchell Hutchins or PaineWebber
                                        serves as investment adviser.
 George W. Gowen; 68          Trustee  Mr. Gowen is a partner in the law firm
 666 Third Avenue                       of Dunnington, Bartholow & Miller.
 New York, New York 10017               Prior to May 1994, he was a partner
                                        in the law firm of Fryer, Ross & Gow-
                                        en. Mr. Gowen is also a director of
                                        Columbia Real Estate Investments,
                                        Inc. Mr. Gowen is a director or
                                        trustee of 30 investment companies
                                        for which Mitchell Hutchins or
                                        PaineWebber serves as investment ad-
                                        viser.

                                POSITION
                                WITH THE         BUSINESS EXPERIENCE;
     NAME, ADDRESS* AND AGE      TRUST            OTHER DIRECTORSHIPS
 ------------------------------ -------- ------------------------------------
 Frederic V. Malek; 61          Trustee  Mr. Malek is chairman of Thayer Cap-
 1455 Pennsylvania Avenue, N.W.           ital Partners (merchant bank). From
 Suite 350                                January 1992 to November 1992, he
 Washington, D.C. 20004                   was campaign manager of Bush-Quayle
                                          "92. From 1990 to 1992, he was vice
                                          chairman, and from 1989 to 1990, he
                                          was president of Northwest Airlines
                                          Inc., NWA Inc. (holding company of
                                          Northwest Airlines Inc.) and Wings
                                          Holdings Inc. (holding company of
                                          NWA Inc.) Prior to 1989, he was em-
                                          ployed by the Marriott Corporation
                                          (hotels, restaurants, airline ca-
                                          tering and contract feeding), where
                                          he most recently was an executive
                                          vice president and president of
                                          Marriott Hotels and Resorts. Mr.
                                          Malek is also a director of Ameri-
                                          can Management Systems, Inc. (man-
                                          agement consulting and computer-re-
                                          lated services), Automatic Data
                                          Processing, Inc., CB Commercial
                                          Group, Inc. (real estate services),
                                          Choice Hotels International (hotel
                                          and hotel franchising), FPL Group,
                                          Inc. (electric services), Manor
                                          Care, Inc. (health care) and North-
                                          west Airlines Inc. Mr. Malek is a
                                          director or trustee of 30 invest-
                                          ment companies for which Mitchell
                                          Hutchins or PaineWebber serves as
                                          investment adviser.
 Carl W. Schafer; 62            Trustee  Mr. Schafer is president of the At-
 66 Witherspoon Street                    lantic Foundation (charitable foun-
 #1100                                    dation supporting mainly oceano-
 Princeton, N.J. 08542                    graphic exploration and research).
                                          He is a director of Base Ten Sys-
                                          tems, Inc. (software), Roadway Ex-
                                          press, Inc. (trucking), The Guard-
                                          ian Group of Mutual Funds, the
                                          Hording, Loevner Funds, Evans Sys-
                                          tems, Inc. (a motor fuels, conve-
                                          nience store and diversified compa-
                                          ny), Electronic Clearing House,
                                          Inc. (financial transactions
                                          processing), Frontier Oil Corpora-
                                          tion and Nutraceutix Inc. (biotech-
                                          nology). Prior to January 1993, Mr.
                                          Schafer was chairman of the Invest-
                                          ment Advisory Committee of the How-
                                          ard Hughes Medical Institute.
                                          Mr. Schafer is a director or
                                          trustee of 30 investment companies
                                          for which Mitchell Hutchins or
                                          PaineWebber serves as investment
                                          adviser.

                            POSITION WITH THE       BUSINESS EXPERIENCE;
  NAME, ADDRESS* AND AGE          TRUST              OTHER DIRECTORSHIPS
 ------------------------- ------------------- ------------------------------
 John J. Lee; 29           Vice President and  Mr. Lee is a vice president
                           Assistant Treasurer  and manager of the mutual
                                                fund finance department of
                                                Mitchell Hutchins. Prior to
                                                September 1997, he was an au-
                                                dit manager in the financial
                                                services practice of Ernst &
                                                Young LLP. Mr. Lee is a vice
                                                president and assistant trea-
                                                surer of 30 investment compa-
                                                nies for which Mitchell
                                                Hutchins or PaineWebber
                                                serves as investment adviser.
 Ann E. Moran; 40          Vice President and  Ms. Moran is a vice president
                           Assistant Treasurer  and a manager of the mutual
                                                fund finance department of
                                                Mitchell Hutchins. Ms. Moran
                                                is a vice president and as-
                                                sistant treasurer of 31 in-
                                                vestment companies for which
                                                Mitchell Hutchins and or
                                                PaineWebber serves as invest-
                                                ment adviser.
 Dianne E. O'Donnell; 46   Vice President and  Ms. O'Donnell is a senior vice
                                Secretary       president and deputy general
                                                counsel of Mitchell Hutchins.
                                                Ms. O'Donnell is a vice pres-
                                                ident and secretary of 30 in-
                                                vestment companies and vice
                                                president and assistant sec-
                                                retary of one investment com-
                                                pany for which Mitchell
                                                Hutchins or PaineWebber
                                                serves as investment adviser.
 Emil Polito; 37             Vice President    Mr. Polito is a senior vice
                                                president and director of op-
                                                erations and control for
                                                Mitchell Hutchins. From March
                                                1991 to September 1993, he
                                                was director of the mutual
                                                funds sales support and serv-
                                                ice center for Mitchell
                                                Hutchins and PaineWebber. Mr.
                                                Polito is also vice president
                                                of 31 investment companies
                                                for which Mitchell Hutchins
                                                or PaineWebber serves as in-
                                                vestment adviser.
 Victoria E. Schonfeld; 47   Vice President    Ms. Schonfeld is a managing
                                                director and general counsel
                                                of Mitchell Hutchins. Prior
                                                to May 1994, she was a part-
                                                ner in the law firm of Arnold
                                                & Porter. Ms. Schonfeld is a
                                                vice president of 30 invest-
                                                ment companies and a vice
                                                president and secretary of
                                                one investment company for
                                                which Mitchell Hutchins or
                                                PaineWebber serves as invest-
                                                ment adviser.
 Paul H. Schubert; 35      Vice President and  Mr. Schubert is a senior vice
                                Treasurer       president and director of the
                                                mutual fund finance depart-
                                                ment of Mitchell Hutchins.
                                                From August 1992 to August
                                                1994, he was a vice president
                                                at BlackRock Financial Man-
                                                agement Inc. Mr. Schubert is
                                                a vice president and trea-
                                                surer of 31 investment compa-
                                                nies for which Mitchell
                                                Hutchins or PaineWebber
                                                serves as investment adviser.

                             POSITION WITH THE       BUSINESS EXPERIENCE;
   NAME, ADDRESS* AND AGE          TRUST             OTHER DIRECTORSHIPS
 -------------------------- ------------------- -----------------------------
 Barney A. Taglialatela; 37 Vice President and  Mr. Taglialatela is a vice
                            Assistant Treasurer  president and a manager of
                                                 the mutual fund finance de-
                                                 partment of Mitchell
                                                 Hutchins. Prior to February
                                                 1995, he was a manager of
                                                 the mutual fund finance di-
                                                 vision of Kidder Peabody As-
                                                 set Management, Inc. Mr.
                                                 Taglialatela is a vice pres-
                                                 ident and assistant trea-
                                                 surer of 31 investment com-
                                                 panies for which Mitchell
                                                 Hutchins or PaineWebber
                                                 serves as investment advis-
                                                 er.
 Mark A. Tincher; 42          Vice President    Mr. Tincher is a managing di-
                                                 rector and chief investment
                                                 officer--equity investments
                                                 of Mitchell Hutchins. Prior
                                                 to March 1995, he was a vice
                                                 president and directed the
                                                 U.S. funds management and
                                                 equity research areas of
                                                 Chase Manhattan Private
                                                 Bank. Mr. Tincher is a vice
                                                 president of 13 investment
                                                 companies for which Mitchell
                                                 Hutchins or PaineWebber
                                                 serves as investment advis-
                                                 er.
 Keith A. Weller; 36        Vice President and  Mr. Weller is a first vice
                            Assistant Secretary  president and associate gen-
                                                 eral counsel of Mitchell
                                                 Hutchins. Prior to May 1995,
                                                 he was an attorney in pri-
                                                 vate practice. Mr. Weller is
                                                 a vice president and assis-
                                                 tant secretary of 30 invest-
                                                 ment companies for which
                                                 Mitchell Hutchins or
                                                 PaineWebber serves as in-
                                                 vestment adviser.

--------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
   Trust as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

  The Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each series. The Trust presently has seven series and thus pays such trustees $7,000 annually. For each series, the Trust pays $150 for each board meeting and separate meeting of the board committee (other than committee meetings held on the same day as the board meeting). In addition, the Trust pays any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually. All board members are reimbursed for any expenses incurred in attending meetings. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Trust and the Fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

  The table below includes certain information relating to the compensation of the Trust's current trustees who held office with the Trust or with other PaineWebber funds during the fiscal year indicated.

                              COMPENSATION TABLE

                                                                       TOTAL
                                                        ESTIMATED   COMPENSATION
                                                        AGGREGATE     FROM THE
                                                       COMPENSATION   FUND AND
                                                         FROM THE     THE FUND
NAME OF PERSON, POSITION                                   FUND      COMPLEX(1)
------------------------                               ------------ ------------
Richard Q. Armstrong, Trustee.........................    $1,750      $ 94,885
Richard R. Burt, Trustee..............................    $1,750      $ 87,085
Meyer Feldberg, Trustee...............................    $1,750      $117,853
George W. Gowen, Trustee..............................    $2,205      $101,567
Frederic V. Malek, Trustee............................    $1,750      $ 95,845
Carl W. Schafer, Trustee..............................    $1,750      $ 94,885

--------
  Only independent members of the board are compensated by the Trust and identified above; trustees who are "interested persons," as defined by the 1940 Act, do not receive compensation.

(1) Represents total compensation paid to each Director during the calendar year ended December 31, 1997; no fund within the fund complex has a bonus, pension, profit sharing or retirement plan.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  As of September , 1998, Mitchell Hutchins owned of record 100% of the outstanding Shares, and none of the Directors and officers of the Fund beneficially owned any of the outstanding Shares.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the Fund pursuant to an advisory contract ("Advisory Contract") with the Trust. Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets, computed daily and paid monthly. PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. and is compensated for those services by PFPC Inc., not the Fund.

  Under the terms of the Advisory Contract, the Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations;
(16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

  Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.

  NET ASSETS. The following table shows the approximate net assets as of August 31, 1998, sorted by category of investment objective, of the investment companies for which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                           INVESTMENT CATEGORY                        NET ASSETS
                           -------------------                        ----------
                                                                       ($ MIL)
     Domestic (excluding Money Market)...............................
     Global..........................................................
     Equity/Balanced.................................................
     Fixed Income (excluding Money Market)...........................
       Taxable Fixed Income..........................................
       Tax-Free Fixed Income.........................................
     Money Market Funds..............................................

  PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of the Fund under a distribution contract with the Trust ("Distribution Contract") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under an exclusive dealer agreement between Mitchell Hutchins and PaineWebber relating to each class of shares ("Exclusive Dealer Agreement"), PaineWebber and its correspondent firms sell the Fund's shares.

  Under a plan of distribution pertaining to the Class A, Class B and Class C shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets for each class, except that the Class A Plans for the Fund provides that the service fee paid with respect to shares sold prior to December 2, 1988 ("Old Shares") is paid at the annual rate of 0.15% of the Fund's net assets represented by such Old Shares. Shares acquired through new purchases, reinvestment of dividends and other distributions and exchanges on/or after December 2, 1988 are not considered "Old Shares" for this purpose. Under the Class B Plan and the Class C Plan, the Fund also pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares, respectively. There is no distribution plan with respect to the Fund's Class Y shares.

  Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

  In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins allocates expenses attributable to the sale of each class of the Fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the Fund's shares will not be used to subsidize the sale of any other class of Fund shares.

  "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the Fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Fund's shares, including the PaineWebber retail branch system.

  In approving the Fund's overall Flexible PricingSM system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Fund's shares and (3) maintain the competitive position of the Fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

  In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

  In approving the Class B Plan, the board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

  In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of an investor's purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

  With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of the Fund, which fees would increase if the Plan were successful and the Fund attained and maintained significant asset levels.

  Under the Distribution Contract for the Class A shares and similar prior distribution contracts, for the fiscal years set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.

                            PORTFOLIO TRANSACTIONS

  Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Fund may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

  The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize PaineWebber and any of its affiliates that is a member of a national security exchange to effect portfolio transactions for the Fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interests of the Fund and subject to the review of its board, Mitchell Hutchins may cause the Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

  For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight were attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.

  Information and research services furnished by brokers or dealers through which or with which the Fund effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, information and research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Fund. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contracts.

  Investment decisions for the Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The Fund will be managed to minimize portfolio turnover. The Fund's annual portfolio turnover rates may vary from year to year, but they will not be a prohibitive factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                        INFORMATION AND OTHER SERVICES

  COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

  An "eligible group of related Fund investors" can consist of any combination of the following:

  (a) an individual, that individual's spouse, parents and children;

  (b) an individual and his or her Individual Retirement Account ("IRA");

  (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

  (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by such individual(s);

  (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

  (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

  (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

  (h) an individual's accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

  RIGHTS OF ACCUMULATION--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

  WAIVERS OF SALES CHARGES--CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the individual shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

  ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Fund may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. This exchange privilege is available only in those jurisdictions where the sale of PaineWebber fund shares to be acquired through such exchange may be legally made. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

  If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal. The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

  AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging." When the investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both high and low price levels.

  SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for Class A and Class C shareholders or $20,000 for Class B shareholders. Purchases of additional Fund shares concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of each month for monthly, quarterly, semiannual or annual plans, PaineWebber will arrange for redemption by the Fund of sufficient Fund shares to provide the withdrawal payment specified by participants in the Fund's systematic withdrawal plan. The payment generally is mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends & Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

  REINSTATEMENT PRIVILEGE--CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account in the Fund without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends & Taxes" in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM;
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA)(R)

  Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA Accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

  To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

  The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

  PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both high and low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

  PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

  . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold
    MasterCard (R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

  . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

  . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

  . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

  . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

  . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

  . expanded account protection to $100 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

  . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

  The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                         CONVERSION OF CLASS B SHARES

  Class B shares of the Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of each class, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

  The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares will not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition for the availability of the conversion feature will not be met.

                              VALUATION OF SHARES

  The Fund determines their net asset values per share separately for each class of shares as of the close of regular trading (generally 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Securities that are listed on U.S. stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on The Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

  The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

 P(1 + T)n = ERV
 where:  P = a hypothetical initial payment of $1,000 to purchase shares of a specified class
         T = average annual total return of shares of that class n = number of years
       ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

  The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

  Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

  OTHER INFORMATION. In Performance Advertisements, the Fund may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Standard & Poor's 600 Small-Cap Index, the Standard & Poor's 400 Mid-Cap Index, the Dow Jones Industrial Average ("DJIA"), the Nasdaq Composite Index, the Russell 2000 Index, the Russell 1000 Index (including Value and Growth sub-indexes), the Wilshire 5000 Index, the Lehman Bond Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International World Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, SMART MONEY, MUTUAL FUNDS, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  The Fund may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset value will fluctuate. The debt securities held by the Fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in the Fund involves greater risks than an investment in either a money market fund or a CD.

  The Fund may also compare their performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

                       [GRAPHICS -- CAMERA READY CHART]

  The chart is shown for illustrative purposes only and does not represent the Fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Small cap stocks are represented by an index of the ninth and tenth decile of the New York Stock Exchange (NYSE) plus stocks listed on the American Stock Exchange (AMEX) and the over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. Common stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indices are unmanaged and are not available for investment.
--------
Source: Stocks, Bonds, Bills and Inflation 1998 Yearbook(TM) Ibbotson Assoc.,
        Chi., (annual updates work by Roger C. Ibbotson & Rex A. Sinquefield).

  Over time, small cap and large cap stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1925 to 1997, stocks beat all other traditional asset classes.

                                     TAXES

  To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

  Dividends and other distributions declared by the Fund in December and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 even if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation--other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of its voting stock or the total value of all of its stock is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a shareholder--that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

  The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

  If the Fund has an "appreciated financial position"--generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss with respect to that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

                               OTHER INFORMATION

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust or Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust or Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of the Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B shares and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A shares or Class Y shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the Transfer Agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  AUDITORS. Ernst & Young llp, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Fund.

                             FINANCIAL STATEMENTS

  The Fund's Annual Report to Shareholders for its most recent fiscal year is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

                                   APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's apply numerical modifiers, 1, 2 and 3 in each generic rating classification from "AA" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

  AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the higher rated issues only in small degree; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation;

B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  -----------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Statement of Additional Information......................................    1
Investment Policies and Restrictions.....................................    1
Hedging Strategies Using Derivative Instruments..........................    8
Trustees and Officers; Principal Holders of Securities...................   14
Investment Advisory and Distribution Arrangements........................   19
Portfolio Transactions...................................................   22
Reduced Sales Charges, Additional Exchange and Redemption Information and
 Other Services..........................................................   24
Conversion of Class B Shares.............................................   27
Valuation of Shares......................................................   28
Performance Information..................................................   28
Taxes....................................................................   31
Other Information........................................................   32
Financial Statements.....................................................   33
Appendix.................................................................  A-1


(C) 1998 PaineWebber Incorporated
                                             PAINEWEBBER TAX-MANAGED EQUITY FUND





--------------------------------------------------------------------------------
                                             Statement of Additional Information
                                                                 October  , 1998

--------------------------------------------------------------------------------



                                                                     PAINEWEBBER

                           PART C. OTHER INFORMATION
                           -------------------------

Item 23.  Exhibits
          --------

          (1)   (a)  Amended and Restated Declaration of Trust/1/

                (b) Amendment to Declaration of Trust effective April 8, 1998 (filed herewith)

                (c) Amendment to Declaration of Trust effective July 9, 1998 (filed herewith)

          (2)   Restated By-Laws/1/

          (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest/2/

          (4)   (a)  Investment Advisory and Administration Contract/1/

                (b) Investment Advisory Fee Agreement with respect to PaineWebber Utility Income Fund/1/

                (c) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund/1/

                (d) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund/3/

                (e) Form of Investment Advisory Fee Agreement with respect to PaineWebber Tax-Managed Equity Fund (filed herewith)

                (f) Sub-Investment Advisory Contract with respect to PaineWebber Low Duration U.S. Government Income Fund/4/

                (g) Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund/3/

          (5)   (a)  Distribution Contract with respect to Class A Shares/1/

                (b)  Distribution Contract with respect to Class B Shares/1/

                (c)  Distribution Contract with respect to Class C Shares/5/

                (d)  Distribution Contract with respect to Class Y Shares/5/

                (e)  Exclusive Dealer Agreement with respect to Class A
                     Shares/1/

                (f)  Exclusive Dealer Agreement with respect to Class B
                     Shares/1/

                (g)  Exclusive Dealer Agreement with respect to Class C
                     Shares/5/

                (h)  Exclusive Dealer Agreement with respect to Class Y
                     Shares/5/

          (6)   Bonus, profit sharing or pension plans - none

          (7)   Custodian Agreement/1/

          (8)   Transfer Agency Agreement/8/

          (9)   Opinion and consent of counsel (filed herewith)

          (10)  Auditor's Consent (not applicable)

          (11)  Financial statements omitted from prospectus - none

          (12)  Letter of investment intent/1/

          (13)  (a)  Plan of Distribution pursuant to Rule 12b-1 with respect to
                     Class A Shares/1/

                (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares/1/

                (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares/1/

                (d) Distribution Fee Addendum with respect to Class C shares of PaineWebber Low Duration U.S. Government Income Fund/1/

                (e) Distribution Fee Addendum with respect to Class C shares of PaineWebber Asia Pacific Growth Fund/6/

                (f) Form of Distribution Fee Addendum with respect to Class C shares of PaineWebber Tax-Managed Equity Fund (filed herewith)

          (14)  and

          (27)  Financial Data Schedule (not applicable)

          (15)  Plan pursuant to Rule 18f-3/7/
_________________

/1/ Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement, SEC File No. 2-91362, filed February 27, 1998.

/2/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

/3/ Incorporated by reference from Post Effective Amendment No. 50 to the registration statement, SEC File No. 2-91362, filed July 7, 1997.

/4/ Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-91362, filed March 31, 1995.

/5/ Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement, SEC File No. 2-91362, filed February 14, 1996.

/6/ Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement, SEC File No. 2-91362, filed October 4, 1996.

/7/ Incorporated by reference from Post-Effective Amendment No. 43 to the registration statement, SEC File No. 2-91362, filed July 31, 1996.

/8/ Incorporated by referenced from Post-Effective Amendment No. 53, SEC File No. 2-91362, filed March 31, 1998.


Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          None.


Item 25.  Indemnification
          ---------------

     Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with, or having a claim against, the Trust; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

     Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, the trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

     Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Trust provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. The sub-advisory contracts with respect to PaineWebber Low Duration U.S. Government Income Fund and PaineWebber Asia Pacific Growth Fund contain similar provisions with respect to those sub-advisers. Section 10 of the Advisory Contract provides that the trustees shall not be liable for any obligations of the Trust under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Trust in settlement of such right or claim and not to the assets and property of the trustees.

     Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

     Section 9 of each Exclusive Dealer Agreement contains provisions similar to
Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

     Section 10 of each Distribution Contract contains provisions similar to that of Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Mitchell Hutchins, a Delaware corporation, is a registered investment advisor and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

     Pacific Investment Management Company ("PIMCO") serves as sub-adviser for PaineWebber Low Duration U.S. Government Income Fund. PIMCO, a Delaware general partnership, is a registered investment adviser and a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Advisors Holding L.P., a publicly traded company listed on the New York Stock Exchange under the symbol "PA" and PIMCO Partners, G.P., a a general partnership between Pacific Life Insurance Company and PIMCO Partners, LLC., a
limited liability company controlled by the PIMCO managing directors.   PIMCO is
primarily engaged in the investment advisory business. Information as to the officers and managing directors and partners of PIMCO is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.

     Schroder Capital Management International Inc. ("Schroder Capital") serves as investment sub-adviser for PaineWebber Asia Pacific Growth Fund. Schroder Capital, a New York corporation, is a registered investment adviser and a wholly owned subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroder Capital is primarily engaged in the investment advisory business. Information as to the officers and directors of Schroder Capital is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-15834), and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

     (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following other investment companies:

          ALL-AMERICAN TERM TRUST INC.
          GLOBAL HIGH INCOME DOLLAR FUND INC.
          GLOBAL SMALL CAP FUND INC.
          INSURED MUNICIPAL INCOME FUND INC.
          INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
          MANAGED HIGH YIELD FUND INC.
          MANAGED HIGH YIELD PLUS FUND INC.
          MITCHELL HUTCHINS PORTFOLIOS
          MITCHELL HUTCHINS SERIES TRUST
          PAINEWEBBER AMERICA FUND
          PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
          PAINEWEBBER INDEX TRUST

          PAINEWEBBER INVESTMENT SERIES
          PAINEWEBBER INVESTMENT TRUST
          PAINEWEBBER INVESTMENT TRUST II
          PAINEWEBBER MANAGED ASSETS TRUST
          PAINEWEBBER MANAGED INVESTMENTS TRUST
          PAINEWEBBER MASTER SERIES, INC.
          PAINEWEBBER MUNICIPAL SERIES
          PAINEWEBBER MUTUAL FUND TRUST
          PAINEWEBBER OLYMPUS FUND
          PAINEWEBBER SECURITIES TRUST
          STRATEGIC GLOBAL INCOME FUND, INC.
          2002 TARGET TERM TRUST INC.

     (b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.

                                                                            Position and Offices with
Name                                 Position With Registrant               Underwriter or Exclusive Dealer
-----------------------------------  -------------------------------------  ------------------------------------------
Margo N. Alexander                   President and Trustee                  Director, President and Chief Executive
                                                                            Officer of Mitchell Hutchins and
                                                                            Executive Vice President of PaineWebber

Mary C. Farrell                      Trustee                                Managing Director, Senior Investment
                                                                            Strategist and member of Investment
                                                                            Policy Committee of PaineWebber

Julianna Berry                       Vice President                         Vice President and a Portfolio Manager of
                                                                            Mitchell Hutchins

Karen L. Finkel                      Vice President                         First Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

James F. Keegan                      Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Thomas J. Libassi                    Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

John J. Lee                          Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Dennis McCauley                      Vice President                         Managing Director and Chief Investment
                                                                            Officer - Fixed Income of Mitchell
                                                                            Hutchins

Ann E. Moran                         Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins


                                                                            Position and Offices with
Name                                 Position With Registrant               Underwriter or Exclusive Dealer
-----------------------------------  -------------------------------------  ------------------------------------------
Dianne E. O'Donnell                  Vice President and Secretary           Senior Vice President and Deputy General
                                                                            Counsel of Mitchell Hutchins

Emil Polito                          Vice President                         Senior Vice President and Director of
                                                                            Operations and Control of Mitchell
                                                                            Hutchins

Victoria E. Schonfeld                Vice President                         Managing Director and General Counsel of
                                                                            Mitchell Hutchins

Paul H. Schubert                     Vice President and Treasurer           First Vice President and Director of the
                                                                            Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Nirmal Singh                         Vice President                         First Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Barney A. Taglialatela               Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Mark A. Tincher                      Vice President                         Managing Director and Chief Investment
                                                                            Officer - U.S. Equity Investments of
                                                                            Mitchell Hutchins

Craig M. Varrelman                   Vice President                         First Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Keith A. Weller                      Vice President and Assistant           First Vice President and Associate
                                     Secretary                              General Counsel of Mitchell Hutchins

     (c)  None.

Item 28.  Location of Accounts and Records
          --------------------------------

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  Management Services
          -------------------

     Not applicable.

Item 30.  Undertakings
          ------------

     None.

                                  SIGNATURES



   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of July, 1998.



                                      PAINEWEBBER MANAGED INVESTMENTS TRUST



                                      By: /s/ Dianne E. O'Donnell
                                         ---------------------------------------
                                         Dianne E. O'Donnell
                                         Vice President and Secretary


   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title                                Date
---------------------------  -----------------------------------  --------------------------
/s/ Margo N. Alexander       President and Trustee                July 16, 1998
---------------------------  (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.   Trustee and Chairman                 July 16, 1998
---------------------------  of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong     Trustee                              July 16, 1998
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt          Trustee                              July 16, 1998
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell          Trustee                              July 16, 1998
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg           Trustee                              July 16, 1998
---------------------------
Meyer Feldberg *

/s/ George W. Gowen          Trustee                              July 16, 1998
---------------------------
George W. Gowen *

/s/ Frederic V. Malek        Trustee                              July 16, 1998
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer          Trustee                              July 16, 1998
---------------------------
Carl W. Schafer *

/s/ Paul H. Schubert         Vice President and Treasurer (Chief  July 16, 1998
---------------------------  Financial and Accounting Officer)
Paul H. Schubert

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

                     PAINEWEBBER MANAGED INVESTMENTS TRUST

                                 EXHIBIT INDEX
                                 -------------

     Exhibit
     Number
     ---------

          (1)   (a)  Amended and Restated Declaration of Trust/1/

                (b)  Amendment to Declaration of Trust effective April 8, 1998
                     (filed herewith)

                (c)  Amendment to Declaration of Trust effective July 9, 1998
                     (filed herewith)

          (2)   Restated By-Laws/1/

          (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest/2/

          (4)   (a)  Investment Advisory and Administration Contract/1/

                (b)  Investment Advisory Fee Agreement with respect to
                     PaineWebber Utility Income Fund/1/

                (c)  Investment Advisory Fee Agreement with respect to
                     PaineWebber Low Duration U.S. Government Income Fund/1/

                (d)  Investment Advisory Fee Agreement with respect to
                     PaineWebber Asia Pacific Growth Fund/3/

                (e)  Form of Investment Advisory Fee Agreement with respect to
                     PaineWebber Tax-Managed Equity Fund (filed herewith)

                (f)  Sub-Investment Advisory Contract with respect to
                     PaineWebber Low Duration U.S. Government Income Fund/4/

                (g)  Sub-Advisory Contract with respect to PaineWebber Asia
                     Pacific Growth Fund/3/

          (5)   (a)  Distribution Contract with respect to Class A Shares/1/

                (b)  Distribution Contract with respect to Class B Shares/1/

                (c)  Distribution Contract with respect to Class C Shares/5/

                (d)  Distribution Contract with respect to Class Y Shares/5/

                (e)  Exclusive Dealer Agreement with respect to Class A
                     Shares/1/

                (f)  Exclusive Dealer Agreement with respect to Class B
                     Shares/1/

                (g)  Exclusive Dealer Agreement with respect to Class C
                     Shares/5/

                (h)  Exclusive Dealer Agreement with respect to Class Y
                     Shares/5/

          (6)   Bonus, profit sharing or pension plans - none

          (7)   Custodian Agreement/1/

          (8)   Transfer Agency Agreement/8/

          (9)   Opinion and consent of counsel (filed herewith)

          (10)  Auditor's Consent (not applicable)

          (11)  Financial statements omitted from prospectus - none

          (12)  Letter of investment intent/1/

          (13)  (a)  Plan of Distribution pursuant to Rule 12b-1 with respect to
                     Class A Shares/1/


     Exhibit
     Number
     ---------
                (b)  Plan of Distribution pursuant to Rule 12b-1 with respect to
                     Class B Shares/1/

                (c)  Plan of Distribution pursuant to Rule 12b-1 with respect to Class
                     C Shares/1/

                (d)  Distribution Fee Addendum with respect to Class C shares of
                     PaineWebber Low Duration U.S. Government Income Fund/1/

                (e)  Distribution Fee Addendum with respect to Class C shares of
                     PaineWebber Asia Pacific Growth Fund/6/

                (f) Form of Distribution Fee Addendum with respect to Class C shares of PaineWebber Tax-Managed Equity Fund (filed herewith)

          (14)  and

          (27)  Financial Data Schedule (not applicable)

          (15)  Plan pursuant to Rule 18f-3/7/

_________________

/1/ Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement, SEC File No. 2-91362, filed February 27, 1998.

/2/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

/3/ Incorporated by reference from Post Effective Amendment No. 50 to the registration statement, SEC File No. 2-91362, filed July 7, 1997.

/4/ Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-91362, filed March 31, 1995.

/5/ Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement, SEC File No. 2-91362, filed February 14, 1996.

/6/ Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement, SEC File No. 2-91362, filed October 4, 1996.

/7/ Incorporated by reference from Post-Effective Amendment No. 43 to the registration statement, SEC File No. 2-91362, filed July 31, 1996.

/8/ Incorporated by referenced from Post-Effective Amendment No. 53, SEC File No. 2-91362, filed March 31, 1998.


                                       2